UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10423

Seligman Core Fixed Income Fund, Inc.
(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Address of principal executive offices)  (Zip code)

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 850-1864

Date of fiscal year end:  9/30

Date of reporting period:  6/30/09

FORM N-Q

ITEM 1.  SCHEDULE OF INVESTMENTS.
Seligman Core Fixed Income Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2009
	Principal Amount		Value
US Government and Government Agency Securities 49.0%
US Government Securities 1.4%
US Treasury Bonds 2.625%, 6/30/2014	$85,000		$85,266
US Treasury Notes:
4%, 2/15/2014	30,000		32,102
3.125%, 5/15/2019	40,000		38,688
			156,056
Government Agency SecuritiesØ 5.6%
Fannie Mae 5.125%, 1/2/2014	29,000		29,532
Federal Farm Credit 3.4%, 2/7/2013	240,000	##	249,538
Federal Home Loan Bank:
2.625%, 5/20/2011	250,000		254,848
5%, 11/17/2017	70,000		74,488
			608,406
Government Agency Mortgage-Backed SecuritiesØ†† 42.0%
Fannie Mae:
4.5%, 12/1/2020#	444,803		460,770
5.349%, 4/1/2036#	182,396		190,617
6.5%, 9/1/2037	325,297		345,846
6.5%, 12/1/2037	421,672		449,682
Freddie Mac:
6.161%, 8/1/2036#	318,277		335,946
6.096%, 12/1/2036#	328,059		342,974
Freddie Mac Gold:
5%, 5/1/2018	924,462		968,027
7%, 4/1/2038	166,200		178,885
4.5%, TBA 7/2009	200,000		203,875
5.5%, TBA 7/2009	900,000		928,969
5.5%, TBA 7/2009	200,000		209,000
			4,614,591

Total US Government and Government Agency Securities			5,379,053

Corporate Bonds 27.5%
Beverages 0.6%
Dr Pepper Snapple Group 6.82%, 5/1/2018	10,000		10,575
SABMiller 5.7%, 1/15/2014†	55,000		53,591
			64,166
Capital Markets 0.7%
Goldman Sachs Group 7.5%, 2/15/2019	60,000		64,246
Lehman Brothers Holdings 6.875%, 5/2/2018ØØ	95,000		15,200
			79,446
Chemicals 0.1%
Dow Chemical 9.4%, 5/15/2039	5,000		5,147

Commercial Banks 0.1%
Wells Fargo 5.625%, 12/11/2017	5,000		4,922

Commercial Services and Supplies 1.2%
RR Donnelley & Sons 6.125%, 1/15/2017	145,000	##	127,543

Construction and Engineering 0.3%
Northwest Pipeline GP 5.95%, 4/15/2017	35,000		34,844

Consumer Finance 0.2%
American Express 8.125%, 5/20/2019	20,000		20,755

Diversified Financial Services 1.2%
Bank of America 7.625%, 6/1/2019	35,000		35,156
Citigroup 6.125%, 5/15/2018	35,000		30,613
JPMorgan Chase:
6%, 1/15/2018	30,000		29,802
6.3%, 4/23/2019	40,000		40,233
			135,804
Diversified Telecommunication Services 5.1%
AT&T:
5.5%, 2/1/2018	65,000		64,905
6.55%, 2/15/2039	25,000		24,956
TELUS 8%, 6/1/2011	115,000		123,426
Verizon New York 6.875%, 4/1/2012	325,000	##	344,443
			557,730
Electric Utilities 5.5%
Arizona Public Service 6.375%, 10/15/2011	25,000		25,934
Cleveland Electric Illuminating 8.875%, 11/15/2018	115,000	##	138,666
Consumers Energy:
5.65%, 9/15/2018	30,000		30,381
5.65%, 4/15/2020	25,000		25,156
Indiana Michigan Power:
7%, 3/15/2019	40,000		42,991
6.05%, 3/15/2037	80,000		74,783
Ohio Edison 5.45%, 5/1/2015	70,000		68,896
Oncor Electric Delivery 6.375%, 5/1/2012	10,000		10,552
Progress Energy 6.05%, 3/15/2014	25,000		26,288
Sierra Pacific Power 6%, 5/15/2016	160,000	##	162,037
			605,684
Energy Equipment and Services 1.0%
Nexen 6.4%, 5/15/2037	55,000		50,515
Weatherford International 7%, 3/15/2038	60,000		57,771
			108,286
Gas Utilities 2.4%
Nisource Finance:
5.25%, 9/15/2017	5,000		4,288
6.8%, 1/15/2019	65,000		60,911
5.45%, 9/15/2020	30,000		25,233
Northwest Pipeline GP 7%, 6/15/2016	25,000		26,371
Transcontinental Gas Pipe Line:
7%, 8/15/2011	10,000		10,554
6.4%, 4/15/2016	135,000		138,551
			265,908
Health Care Providers and Services 0.1%
WellPoint 5.25%, 1/15/2016	15,000		14,211

Media 1.2%
Comcast 5.7%, 5/15/2018	60,000		60,322
News America 6.75%, 1/9/2038	50,000		50,884
Reed Elsevier Capital 6.75%, 8/1/2011	20,000		21,002
			132,208
Multi-Utilities 2.5%
CenterPoint Energy Houston Electric 7%, 3/1/2014	60,000		64,772
CenterPoint Energy Resources:
7.75%, 2/15/2011	75,000	##	79,490
7.875%, 4/1/2013	15,000		16,000
DTE Energy 7.625%, 5/15/2014	75,000	##	78,275
Nevada Power:
5.875%, 1/15/2015	35,000		35,855
6.5%, 8/1/2018	5,000		5,113
			279,505
Oil, Gas and Consumable Fuels 4.0%
Anadarko Petroleum 5.95%, 9/15/2016	90,000	##	88,796
Ras Laffan Liquefied Natural Gas 5.298%, 9/30/2020†	360,000	##	329,223
XTO Energy 5.3%, 6/30/2015	25,000		25,696
			443,715

Road and Rail 0.7%
CSX 6.25%, 4/1/2015	75,000	##	77,539

Wireless Telecommunication Services 0.6%
US Cellular 6.7%, 12/15/2033	70,000		67,058

Total Corporate Bonds			3,024,471

Collateralized Mortgage Obligations†† 11.3%
Bank of America Mortgage Securities 4.185%, 7/25/2034#	75,211		60,264
Bear Stearns Alternate Trust 4.248%, 4/25/2035#	81,730		15,211
Chase Mortgage Finance Trust 6.304%, 5/25/2032	469,306		410,651
GS Mortgage Loan Trust 5.356%, 7/25/2035#	276,956		205,058
Harborview Mortgage Loan Trust 0.553% 1/19/2036#	241,029		106,136
Homestar Mortgage Acceptance 0.634%, 3/25/2034#	119,204		70,120
Indymac Index Mortgage Loan Trust 6.173%, 3/25/2036#†	454,403		191,579
Wells Fargo 4.722%, 7/25/2034#	213,235		188,056

Total Collateralized Mortgage Obligations			1,247,075

Asset-Backed Securities†† 6.3%
Caterpillar Financial Asset Trust 4.94%, 4/25/2014	110,000		110,029
Centex Home Equity 2.364%, 12/25/2032#	305,481		39,541
Equifirst Mortgage Loan Trust 3.51%, 12/25/2032	145,956		95,841
GSAA Home Equity Trust 5.344%, 9/25/2035	100,000		60,934
Irwin Home Equity 0.694%, 2/25/2034#	81,269		54,391
Structured Asset Securities 4.04%, 6/25/2033	359,051		331,095

Total Asset-Backed Securities			691,831

Foreign Government Agency Securities 6.0%
Corporacion Andina de Fomento 5.75%, 1/12/2017	140,000	##	134,869
Emirate of Abu Dhabi 5.5%, 8/2/2012	200,000	##	207,354
Export-Import Bank of Korea 5.5%, 10/17/2012	165,000		168,043
ICICI Bank 6.625%, 10/3/2012†	150,000		148,500

Total Foreign Government Agency Securities			658,766

Short-Term Holding 1.9%
Government Agency Security 1.9%
Fannie Mae 3.255%, 6/9/2010	200,000		204,971

Total Investments 102.0%			11,206,167

Other Assets Less Liabilities (2.0)%			(220,789)

Net Assets 100.0%			$10,985,378

†	The security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

††	Investments in mortgage-backed, collateralized mortgage obligations and asset-backed securities are subject to principal paydowns. As a result of prepaydowns from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.

Ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.

ØØ	Security in default and non-income producing.

#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at June 30, 2009.

##	All or part of the security is held as collateral for the TBA securities. As of June 30, 2009, the value of securities held as collateral was $1,870,201.

TBA	To-be-announced.

The cost of investments for federal income tax purposes was $11,946,140. The tax basis gross appreciation and depreciation of portfolio securities were $375,037 and $1,115,010, respectively. Net depreciation was $739,973.

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the investment manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors (the "Board"). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

Risk - US Government and fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. The Fund may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Fund. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. High-yield securities are subject to a greater risk of loss of principal and interest than higher-rated, investment-grade fixed income securities.

Fair Value Measurements - Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements," establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund's investments. These inputs are summarized in three broad levels: Level 1 - quoted prices in active markets for identical investments; Level 2 - other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

A summary of the value of the Fund's investments as of June 30, 2009 based on the level of inputs used in accordance with SFAS 157 and FASB Staff Position FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," is as follows:

Valuation Inputs	Investment Category	Value
Level 1 - Quoted Prices in Active Markets for Identical Investments		$-
Level 2 - Other Significant Observable Inputs	All Investments	11,206,167
Level 3 - Significant Unobservable Inputs		-
Total		$11,206,167

Fund Merger – In June 2009, shareholders of the Fund approved the merger of the Fund into RiverSource Diversified Bond Fund. It is anticipated that the merger will occur in the third quarter of 2009.

ITEM 2.  CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CORE FIXED INCOME FUND, INC.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:           August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:           August 25, 2009

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:           August 25, 2009

SELIGMAN CORE FIXED INCOME FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.